Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 15. Related Party Transactions

Prior to the Closing of the Business Combination, there were no significant changes in the nature of the Company’s related party transactions since December 31, 2020. Pursuant to a First Addendum dated November 19, 2020 to the Amended and Restated Technology Services Agreement dated November 11, 2020 by and between the Company, 4Catalyzer Corporation (“4Catalyzer”), and other participant companies controlled by Dr. Rothberg (the “ARTSA”), Butterfly terminated its participation under the ARTSA immediately prior to the Closing of the Business Combination.

Prior to the Closing of the Business Combination, the Company subleased office and laboratory spaces from 4Catalyzer. Additionally, under the ARTSA, the Company and the other participant companies agreed to share certain non-core technologies and also provided for 4Catalyzer to perform certain services for the Company and each other participant company. The ARTSA also provides for the participant companies to provide other services to each other. These expenditures are recorded within the accompanying consolidated statements of operations and comprehensive loss and allocated to the proper operating expense caption based on the nature of the service.

A summary of related-party transactions and balances with 4Catalyzer are as follows (in thousands):

	Year ended December 31,
	2021	2020	2019
Total incurred for operating expenses	$583	$5,571	$7,721

	December 31,
	2021	2020
Due from related parties	$—	$38
Due to related parties	88	154